BORROWINGS	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
BORROWINGS
Borrowings

Short-term borrowings on the Consolidated Balance Sheets include repurchase agreements utilized for corporate sweep accounts with cash management account agreements in place, overnight advances from the FHLB and a short-term line of credit. All repurchase agreements are subject to terms and conditions of repurchase/security agreements between First Financial Bank and the client. To secure the Bank's liability to the client, First Financial Bank is authorized to sell or repurchase U.S. Treasury, government agency and mortgage-backed securities.

First Financial has a $15.0 million short-term credit facility with an unaffiliated bank that matures on May 30, 2016. This facility can have a variable or fixed interest rate and provides First Financial additional liquidity, if needed, for various corporate activities, including the repurchase of First Financial shares and the payment of dividends to shareholders. As of December 31, 2015 and December 31, 2014, there was no outstanding balance. The credit agreement requires First Financial to comply with certain covenants including those related to asset quality and capital levels, and First Financial was in compliance with all covenants associated with this line of credit as of December 31, 2015 and December 31, 2014.

The following is a summary of short-term borrowings for the last three years:

	2015		2014		2013
(Dollars in thousands)	Amount	Rate	Amount	Rate	Amount	Rate
At December 31,
Federal funds purchased and securities sold under agreements to repurchase	$89,325	0.11%	$103,192	0.05%	$94,749	0.05%
FHLB borrowings	849,100	0.47%	558,200	0.18%	654,000	0.17%
Total	$938,425	0.44%	$661,392	0.16%	$748,749	0.16%

Average for the year
Federal funds purchased and securities sold under agreements to repurchase	$73,191	0.07%	$119,795	0.05%	$115,486	0.08%
FHLB borrowings	552,360	0.24%	627,181	0.19%	472,062	0.23%
Other short-term borrowings	123	3.30%	0	0.00%	0	0.00%
Total	$625,674	0.22%	$746,976	0.17%	$587,548	0.20%

Maximum month-end balances
Federal funds purchased and securities sold under agreements to repurchase	$123,374		$132,332		$158,911
FHLB borrowings	849,100		820,500		654,000
Other short-term borrowings	15,000		0		0

During the third quarter of 2015, First Financial issued $120.0 million of subordinated notes. The subordinated notes have a fixed interest rate of 5.125% payable semiannually, and mature on August 25, 2025. These notes are not redeemable by the Company or callable by the holders of the notes prior to maturity. The subordinated notes will be treated as Tier 2 capital for regulatory capital purposes and are included in Long-term debt on the Consolidated Balance Sheets.

Long-term debt also includes FHLB long-term advances as of December 31, 2015 and December 31, 2014, respectively. and repurchase agreements utilizing investment securities pledged as collateral. These instruments are primarily utilized to reduce overnight liquidity risk and to mitigate interest rate sensitivity on the Consolidated Balance Sheets. As of December 31, 2014, First Financial also had $25.0 million in repurchase agreements recorded in Long-term debt on the Consolidated Balance Sheets which matured during the third quarter of 2015. Securities pledged as collateral in conjunction with the repurchase agreements are included within Investment securities on the Consolidated Balance Sheets.

FHLB advances, both short-term and long-term, must be collateralized with qualifying assets, typically certain commercial and residential real estate loans, as well as certain government and agency securities. For ease of borrowing execution, First Financial utilizes a blanket collateral agreement with the FHLB, and at December 31, 2015, had collateral pledged with a book value of $3.3 billion.

The following is a summary of First Financial's long-term debt:

	2015		2014
(Dollars in thousands)	Amount	Average Rate	Amount	Average Rate
Subordinated debt	$118,312	5.20%	$0	0.00%
FHLB	453	2.37%	22,466	2.52%
National Market Repurchase Agreement	0	0.00%	25,000	3.54%
Capital loan with municipality	775	0.00%	775	0.00%
Total long-term debt	$119,540	5.15%	$48,241	3.01%

As of December 31, 2015, First Financial's long-term debt matures as follows:

(Dollars in thousands)	Long-term borrowings
2016	$15
2017	16
2018	15
2019	407
2020	0
Thereafter	119,087
Total	$119,540